ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS
Advance from buyers collected on behalf of sellers	$ 54,756	¥ 375,803	¥ 226,891